Offerings	Mar. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	8,400,000
Proposed Maximum Offering Price per Unit	0.82
Maximum Aggregate Offering Price	$ 6,888,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 951.23
Offering Note	The total fees offset is based on a remaining balance of $2,177.07 that was over paid in the previous form S-1 filed on October 3, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrant
Amount Registered | shares	7,700,000
Proposed Maximum Offering Price per Unit	2.45
Maximum Aggregate Offering Price	$ 18,865,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,605.26
Offering Note	“Rule Other” was selected as Rule 457(g) was not available through the Edgar system for registering warrants. Fee was calculated in accordance with Rule 457(g)
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrant
Amount Registered | shares	385,000
Proposed Maximum Offering Price per Unit	2.6950
Maximum Aggregate Offering Price	$ 1,037,575.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 143.29
Offering Note	“Rule Other” was selected as Rule 457(g) was not available through the Edgar system for registering warrants. Fee was calculated in accordance with Rule 457(g)